Putnam Floating Rate Income Fund
The fund's portfolio
5/31/22 (Unaudited)

SENIOR LOANS (89.0%)(a)(c)
	Principal amount	Value
Advertising and marketing services (2.1%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.738%, 8/21/26	$4,040,397	$3,687,712
Dotdash Meredith, Inc. bank term loan FRN Ser. B, (US SOFR + 4.00%), 4.50%, 11/23/28	2,985,000	2,850,675
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.56%, 12/17/26	3,174,753	3,039,826

		9,578,213
Aerospace and defense (0.2%)
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.81%, 7/30/28	855,000	846,450

		846,450
Automotive (0.4%)
Rough Country, LLC bank term loan FRN (1 Month US LIBOR + 3.50%), 4.506%, 7/29/28	1,975,000	1,889,423

		1,889,423
Basic materials (8.8%)
Alpha 3 BV bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.56%, 3/5/28	2,342,300	2,272,406
ARC Falcon I, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.81%, 9/22/28	1,305,645	1,225,674
ARC Falcon I, Inc. bank term loan FRN Ser. DD, (1 Month US LIBOR + 3.75%), 4.25%, 9/22/28(U)	191,083	179,379
Core & Main LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.523%, 6/10/28	1,487,506	1,432,840
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.81%, 11/23/27	2,151,581	1,950,774
Diamond BC BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.989%, 9/14/28	1,995,000	1,890,263
Ecovyst, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.562%, 4/30/28	997,500	967,575
GEON Performance Solutions, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.56%, 8/20/28	995,000	968,055
Herens US Holdco Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.006%, 4/30/28	3,159,934	2,929,859
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.554%, 2/4/26	2,111,187	1,870,153
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 3.50%), 4.269%, 9/30/28	24,000	22,890
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.506%, 3/1/26	2,476,080	2,385,084
Olympus Water US Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.813%, 9/21/28	2,992,500	2,844,760
PMHC II, Inc. bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 4.25%), 5.287%, 2/2/29	1,500,000	1,336,605
Pregis TopCo, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.06%, 8/1/26	1,492,500	1,425,338
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.081%, 6/11/28	1,000,000	961,670
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.63%), 2.701%, 2/1/27	1,531,969	1,461,116
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	2,152,549	2,016,680
Smyrna Ready Mix Concrete, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.216%, 3/24/29	1,000,000	960,000
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.006%, 10/1/25	1,648,886	1,592,543
Sylvamo Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.56%, 8/20/28	1,183,333	1,130,083
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.267%, 5/3/26	3,553,357	3,414,172
Trinseo Materials Operating SCA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.56%, 3/18/28	1,985,000	1,914,691
Tronox Finance, LLC bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 3.25%), 3.75%, 3/3/29	1,000,000	973,750
WR Grace Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.813%, 8/12/28	2,992,500	2,910,206

		41,036,566
Broadcasting (2.2%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.553%, 3/4/25	2,529,322	2,466,089
Diamond Sports Group, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.25%), 3.79%, 8/24/26	1,440,312	431,733
Entercom Media Corp. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.50%), 3.56%, 11/17/24	2,475,716	2,228,145
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 5/1/26	976,302	934,810
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.06%, 5/1/26	1,472,582	1,409,172
Univision Communications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 3/24/26	3,050,476	2,955,149

		10,425,098
Building materials (4.6%)
AppleCaramel Buyer, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 4.784%, 10/19/27	2,868,515	2,734,297
Chariot Buyer, LLC bank term loan FRN (1 Month US LIBOR + 3.50%), 4.506%, 10/22/28	2,992,500	2,808,461
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.125%, 4/12/28	2,910,103	2,579,079
CPG International, LLC bank term loan FRN Ser. B, (CME TERM SOFR 1 Month + 2.50%), 3.146%, 4/29/29	3,000,000	2,850,000
LBM Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.514%, 12/17/27	2,809,175	2,559,158
MI Windows And Doors, Inc. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 3.50%), 8.50%, 12/18/27	2,000,000	1,910,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.063%, 2/28/26	1,935,000	1,354,500
Watlow Electric Manufacturing, Co. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.81%, 3/2/28	2,484,925	2,383,987
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.006%, 7/24/24	2,604,325	2,474,109

		21,653,591
Capital goods (10.2%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 4/1/28	3,116,847	2,938,938
American Trailer World Corp. bank term loan FRN (US SOFR + 3.50%), 4.654%, 3/3/28	1,989,987	1,777,616
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.05%, 4/3/24	3,043,903	2,922,147
Clarios Global LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 4/30/26	3,579,175	3,432,107
Filtration Group Corp. bank term loan FRN (1 Month US LIBOR + 3.50%), 4.56%, 10/19/28	2,495,000	2,382,725
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.06%, 3/27/25	2,401,348	2,302,004
Graham Packaging Co., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.06%, 8/4/27	1,648,769	1,561,286
Granite US Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.063%, 9/30/26	1,423,010	1,373,205
Harsco Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.313%, 3/5/28	1,985,000	1,855,141
II-VI, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 3.25%, 12/8/28	1,000,000	974,170
Madison IAQ, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.524%, 6/15/28	2,977,500	2,819,931
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.598%, 6/1/28	2,640,050	2,385,945
OT Merger Corp. bank term loan FRN (1 Month US LIBOR + 4.00%), 5.06%, 10/7/28	2,992,941	2,837,697
Patriot Container Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 3/20/25	488,550	437,100
Pro Mach Group, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 8/13/28	2,657,786	2,563,275
Pro Mach Group, Inc. bank term loan FRN Ser. DD, (BBA LIBOR USD 3 Month + 4.00%), 4.261%, 8/13/28(U)	335,196	323,276
Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.56%, 9/20/28	497,500	473,560
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.286%, 4/9/26	2,444,393	2,225,424
TI Group Automotive Systems, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.256%, 12/16/26	990,000	946,994
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.37%), 5.376%, 3/28/25	2,814,944	2,693,901
TK Elevator US Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.019%, 7/31/27	3,667,047	3,527,259
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.25%), 3.31%, 5/30/25	1,564,342	1,519,727
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.25%), 3.31%, 12/9/25	469,510	456,509
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.55%, 3/2/27	3,713,880	3,518,121

		48,248,058
Commercial and consumer services (2.6%)
Allied Universal Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.81%, 5/5/28	1,995,000	1,882,781
API Group DE, Inc. bank term loan FRN (1 Month US LIBOR + 2.75%), 3.81%, 10/7/28	1,972,679	1,928,293
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.26%, 10/30/26	2,614,604	2,449,570
Pitney Bowes, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.084%, 3/12/28	1,980,000	1,881,000
Prime Security Services Borrower, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/26	2,262,954	2,203,144
Signal Parent, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.56%, 4/3/28	1,985,000	1,581,390

		11,926,178
Communication services (3.8%)
Altice France SA (France) bank term loan FRN Ser. B12, (BBA LIBOR USD 3 Month + 3.69%), 4.732%, 1/31/26	1,642,697	1,536,612
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 6.31%, 1/30/29	1,320,000	1,181,400
Asurion, LLC bank term loan FRN Ser. B8, (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 12/23/26	2,422,589	2,287,529
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 7/31/27	496,241	468,699
Cogeco Financing 2 LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.56%, 7/28/28	2,493,750	2,421,282
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.125%, 7/17/25	2,130,507	2,021,319
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.06%, 7/22/27	3,342,500	3,228,287
Frontier Communications Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.813%, 10/8/27	2,283,467	2,175,003
Level 3 Parent, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.996%, 3/1/27	965,432	924,604
SFR Group SA bank term loan FRN Ser. B11, (BBA LIBOR USD 3 Month + 2.75%), 3.989%, 7/31/25	1,569,531	1,473,397

		17,718,132
Communications equipment (0.9%)
CommScope, Inc. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 2/7/26	1,510,150	1,428,980
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.56%, 7/2/25	2,651,966	2,597,494

		4,026,474
Computers (5.4%)
Atlas CC Acquisition Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.825%, 4/29/28	1,649,507	1,569,786
Atlas CC Acquisition Corp. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 4.25%), 5.825%, 4/29/28	335,493	319,279
Condor Merger Sub, Inc. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 4.00%), 4.50%, 2/2/29	2,500,000	2,367,200
ConnectWise, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.56%, 9/30/28	997,500	951,615
Ivanti Software, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 5.848%, 12/1/27	1,990,000	1,810,283
Liftoff Mobile, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.756%, 9/30/28	1,990,000	1,879,316
Mitchell International, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 4.686%, 10/1/28	3,430,000	3,252,429
Rackspace Technology Global, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.50%, 2/3/28	2,786,850	2,650,991
RealPage, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 2/18/28	3,751,150	3,591,314
Sovos Compliance, LLC bank term loan FRN (1 Month US LIBOR + 4.50%), 5.56%, 8/12/28	2,407,220	2,330,695
Sovos Compliance, LLC bank term loan FRN (1 Month US LIBOR + 4.50%), 4.50%, 8/12/28(U)	416,747	403,498
Xperi Holding Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.56%, 6/8/28	1,925,000	1,858,433
ZoomInfo, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.06%, 2/2/26	2,315,000	2,268,121

		25,252,960
Consumer (—%)
Reynolds Consumer Products, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 2.81%, 2/4/27	4,942	4,803

		4,803
Consumer staples (5.1%)
AG Group Holdings, Inc. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 4.25%), 4.75%, 12/29/28	1,000,000	955,000
Ascend Learning, LLC bank term loan FRN (1 Month US LIBOR + 5.75%), 6.81%, 11/18/29	1,220,000	1,156,963
Ascend Learning, LLC bank term loan FRN (1 Month US LIBOR + 3.50%), 4.56%, 11/18/28	2,992,500	2,839,673
Bengal Debt Merger Sub, LLC bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 4.001%, 1/20/29	2,000,000	1,895,000
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.396%, 6/21/24	2,874,239	2,553,273
Hertz Corp. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 6/30/28	1,670,227	1,607,075
Hertz Corp. (The) bank term loan FRN Ser. C, (1 Month US LIBOR + 3.25%), 4.31%, 6/30/28	317,152	305,161
IRB Holding Corp. bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.15%), 3.892%, 12/15/27	1,219,662	1,165,790
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.756%, 2/5/25	2,127,685	2,036,364
Journey Personal Care Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.256%, 2/19/28	1,985,000	1,647,550
Naked Juice, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 6.00%), 6.651%, 1/24/30	500,000	478,125
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 5.31%, 12/17/28	3,195,788	3,005,542
VM Consolidated, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.604%, 3/19/28	2,477,481	2,409,350
Weight Watchers International bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.56%, 4/13/28	1,890,000	1,565,865

		23,620,731
Electronics (0.4%)
Mirion Technologies US, Inc. bank term loan FRN (1 Month US LIBOR + 2.75%), 3.25%, 10/5/28	1,995,000	1,915,619

		1,915,619
Energy (4.6%)
Apergy Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.563%, 5/9/25	674,699	671,960
BCP Renaissance Parent, LLC bank term loan FRN Ser. B3, (CME TERM SOFR 3 Month PLUS CSA + 3.50%), 4.50%, 10/31/26	2,637,155	2,559,913
Centurion Pipeline Co., LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 9/26/25	963,388	936,490
ChampionX Corp. bank term loan FRN Ser. B, (CME TERM SOFR 1 Month + 3.25%), 4.489%, 5/13/29	3,000,000	2,943,750
ChampionX Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 8.00%, 6/3/27	688,938	688,076
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.756%, 6/4/28	2,962,613	2,876,371
GIP II Blue Holding LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.50%), 5.506%, 9/22/28	2,487,500	2,423,248
Medallion Midland Acquisition LP bank term loan FRN (1 Month US LIBOR + 3.75%), 4.81%, 10/14/28	2,000,000	1,933,760
Oryx Midstream Services Permian Basin, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.705%, 9/29/28	2,493,750	2,409,187
Prairie ECI Acquiror LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.81%, 3/11/26	2,000,000	1,903,120
Southwestern Energy Co. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 2.50%), 3.301%, 6/8/27	1,995,000	1,965,075

		21,310,950
Entertainment (1.5%)
Allen Media, LLC bank term loan FRN Ser. B, (CME TERM SOFR 3 Month + 5.50%), 6.301%, 2/10/27	1,488,629	1,407,870
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.844%, 4/22/26	3,132,062	2,753,271
Constellation Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.756%, 9/18/24	2,844,782	2,667,865

		6,829,006
Financials (5.6%)
Acrisure, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.81%, 2/15/27	995,000	956,444
Acrisure, LLC bank term loan FRN Ser. B, (US SOFR + 3.50%), 4.56%, 2/15/27	1,890,355	1,800,563
Advisor Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.50%), 5.56%, 7/31/26	2,712,253	2,612,063
Alliant Holdings I, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.31%, 4/27/25	2,865,467	2,756,236
AmWINS Group, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.31%, 2/19/28	1,488,700	1,426,621
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.461%, 3/11/28	1,435,500	1,335,015
Aretec Group, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.31%, 10/1/25	2,415,038	2,313,607
BCPE Rover Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.31%, 11/28/25	2,910,000	2,801,399
First Opportunity Fund, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.563%, 5/27/28	1,990,000	1,917,863
Forest City Enterprises LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.56%, 12/7/25	1,894,643	1,828,729
Greystone Select Financial, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.044%, 5/6/28	1,481,538	1,403,758
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.214%, 4/25/25	2,423,945	2,336,077
USI, Inc./NY bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.006%, 5/16/24	2,668,299	2,599,377

		26,087,752
Gaming and lottery (2.9%)
Bally's Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.05%, 8/6/28	2,493,750	2,386,643
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 4.00%), 5.034%, 1/12/29	2,253,538	2,153,414
Light & Wonder, Inc. bank term loan FRN (CME TERM SOFR 1 Month + 3.00%), 3.50%, 4/7/29	3,000,000	2,925,000
Raptor Acquisition Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.934%, 11/1/26	1,500,000	1,458,000
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME TERM SOFR 1 Month + 3.50%), 4.175%, 4/4/29	3,000,000	2,873,580
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.256%, 7/29/25	1,920,905	1,873,228

		13,669,865
Health care (8.0%)
athenahealth, Inc. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 3.50%), 4.363%, 1/27/29	1,710,145	1,628,913
athenahealth, Inc. bank term loan FRN Ser. DD, (CME TERM SOFR 3 Month PLUS CSA + 1.75%), 1.75%, 1/27/29(U)	289,855	276,087
Azalea TopCo, Inc. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 3.75%), 4.90%, 7/25/26	500,000	473,750
Azalea TopCo, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.738%, 7/24/26	1,496,164	1,417,929
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME TERM SOFR 1 Month + 3.25%), 3.75%, 5/5/27	1,000,000	960,630
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 5.25%), 5.75%, 1/27/27	1,000,000	912,500
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 2.812%, 2/4/27	1,931,553	1,872,409
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.81%, 10/10/25	2,895,189	1,120,293
Global Medical Response, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 5.25%, 10/2/25	2,552,687	2,428,244
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.06%, 11/15/27	2,300,151	2,206,903
Icon Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.313%, 6/16/28	1,228,350	1,206,854
Indigo Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.313%, 6/16/28	306,044	300,688
Insulet Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 5/4/28	1,985,000	1,932,060
Jazz Financing Lux SARL bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.56%, 5/31/28	2,828,625	2,761,445
Mozart Borrower LP bank term loan FRN (1 Month US LIBOR + 3.25%), 4.31%, 9/30/28	3,000,000	2,891,250
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	1,378,850	1,185,811
Organon & Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.563%, 4/8/28	2,892,500	2,817,179
Pediatric Associates Holding Co., LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 5.076%, 2/8/29	1,736,842	1,652,171
Pediatric Associates Holding Co., LLC bank term loan FRN Ser. DD, (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 2/8/29(U)	263,158	250,329
Perrigo Investments, LLC bank term loan FRN Ser. B, (CME TERM SOFR 1 Month + 2.50%), 3.00%, 4/5/29	636,364	619,926
Perrigo Investments, LLC bank term loan FRN Ser. DD, (CME TERM SOFR 1 Month + 1.01%), 3.00%, 4/5/29	363,636	354,244
Phoenix Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 8/11/28	3,000,000	2,896,890
Physician Partners, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 5.134%, 2/1/29	500,000	475,835
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 4/29/25	1,393,135	1,128,439
Sotera Health Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.81%, 12/13/26	667,000	644,489
Surgery Center Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.595%, 8/31/26	3,160,348	3,021,198

		37,436,466
Household furniture and appliances (1.0%)
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 3.50%), 4.842%, 2/9/29	3,000,000	2,705,010
Osmosis Debt Merger Sub, Inc. bank term loan FRN (CME TERM SOFR 1 Month + 3.75%), 4.545%, 7/30/28	2,000,000	1,899,000

		4,604,010
Lodging/Tourism (1.0%)
Caesars Resort Collection, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 3.81%, 9/28/24	2,820,328	2,762,512
Carnival Corp. bank term loan FRN (1 Month US LIBOR + 3.25%), 4.00%, 10/8/28	1,995,000	1,894,412

		4,656,924
Publishing (1.3%)
Cengage Learning, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 6/29/26	3,174,050	3,021,029
Mav Acquisition Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.555%, 7/30/28	2,985,000	2,830,765

		5,851,794
Retail (2.5%)
Crocs, Inc. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 3.50%), 4.447%, 1/27/29	2,500,000	2,333,325
Great Outdoors Group, LLC bank term loan FRN Ser. B1, (1 Month US LIBOR + 3.75%), 4.81%, 3/5/28	2,468,844	2,337,995
Park River Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.217%, 12/28/27	989,995	907,964
Petco Health & Wellness Co., Inc. bank term loan FRN (1 Month US LIBOR + 3.25%), 4.256%, 3/4/28	1,980,000	1,882,643
PetSmart, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 1/29/28	2,580,500	2,418,574
SRS Distribution, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.469%, 6/4/28	1,994,975	1,888,164

		11,768,665
Semiconductor (0.7%)
Altar Bidco, Inc. bank term loan FRN (US SOFR + 5.60%), 6.10%, 11/17/29	1,500,000	1,405,005
Altar Bidco, Inc. bank term loan FRN (US SOFR + 3.35%), 3.85%, 11/17/28	2,000,000	1,916,260

		3,321,265
Software (5.0%)
AppLovin Corp. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.06%, 10/21/28	2,294,250	2,225,423
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.81%, 10/2/25	3,384,650	3,242,935
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 7/30/27	2,570,405	2,495,169
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.06%, 12/1/27	2,518,125	2,442,128
IGT Holding IV AB bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.506%, 3/22/28	3,019,500	2,927,647
NortonLifeLock, Inc. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 2.00%), 2.50%, 1/28/29	2,000,000	1,930,000
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.06%, 6/3/28	3,273,550	3,117,664
Quasar Intermediate Holdings, Ltd. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 4.25%), 4.75%, 1/20/29	1,000,000	921,670
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 5.25%), 6.212%, 5/3/27	995,000	952,096
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.756%, 4/5/26	1,950,000	1,893,450
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 3.25%), 4.212%, 5/3/26	1,357,873	1,306,464

		23,454,646
Technology services (4.7%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 8.75%, 10/16/27	2,281,046	2,176,779
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.31%, 12/6/27	4,004,163	3,758,908
GoDaddy Operating Co., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.611%, 8/10/27	2,000,000	1,951,660
Ingram Micro, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.506%, 4/1/28	1,985,000	1,947,781
MH Sub I, LLC bank term loan FRN (1 Month US LIBOR + 3.75%), 4.81%, 9/15/24	2,089,367	2,014,150
Proofpoint, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.25%), 6.75%, 8/31/29	572,000	558,415
Proofpoint, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.825%, 6/9/28	3,905,213	3,739,866
Star Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.273%, 2/1/26	2,850,630	2,760,122
Tempo Acquisition, LLC bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 3.00%), 3.50%, 8/31/28	2,581,873	2,515,725
Tenable, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 3.269%, 7/7/28	498,750	478,800

		21,902,206
Transportation (2.1%)
Air Canada bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.25%, 7/27/28	500,000	485,940
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.813%, 4/20/28	3,295,000	3,280,996
Einstein Merger Sub, Inc. bank term loan FRN (1 Month US LIBOR + 3.50%), 4.56%, 11/4/28	1,500,000	1,433,250
KKR Apple Bidco, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.75%), 6.81%, 7/13/29	750,000	728,438
Skymiles IP, Ltd. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.813%, 9/16/27	1,000,000	1,008,500
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.711%, 4/21/28	2,831,400	2,749,997

		9,687,121
Utilities and power (1.4%)
Buckeye Partners LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.312%, 11/1/26	1,960,187	1,900,166
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.06%, 1/15/25	1,544,544	1,491,643
Pacific Gas & Electric Co. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.063%, 6/23/25	1,473,750	1,425,396
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 1.75%), 2.775%, 12/1/25	1,622,361	1,574,793

		6,391,998

Total senior loans (cost $437,302,080)		$415,114,964

CORPORATE BONDS AND NOTES (5.1%)(a)
	Principal amount	Value
Basic materials (0.8%)
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	$1,000,000	$1,022,375
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	1,100,000	1,103,575
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	730,000	721,021
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26	1,000,000	917,330

		3,764,301
Capital goods (0.8%)
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	1,000,000	993,180
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	766,000	707,478
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	1,245,000	1,266,489
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)	1,000,000	993,765

		3,960,912
Communication services (0.4%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	1,250,000	1,251,125
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	660,000	564,300

		1,815,425
Conglomerates (0.2%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 4.156%, perpetual maturity	1,000,000	907,000

		907,000
Consumer cyclicals (1.2%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	750,000	648,750
Carnival Corp. 144A notes 10.50%, 2/1/26	1,000,000	1,076,500
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	500,000	499,830
MGM Resorts International company guaranty sr. unsec. notes 6.00%, 3/15/23	770,000	777,700
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23	1,000,000	1,020,000
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	900,000	836,190
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,000,000	968,750

		5,827,720
Consumer staples (0.1%)
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26	540,000	475,031

		475,031
Energy (1.2%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	1,000,000	1,087,500
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25	1,000,000	1,060,000
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	1,000,000	1,033,910
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25	1,300,000	1,294,930
Southwestern Energy Co. company guaranty sr. unsec. sub. notes 5.95%, 1/23/25	1,000,000	1,032,985

		5,509,325
Financials (0.3%)
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	1,200,000	1,205,208

		1,205,208
Health care (0.1%)
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	371,000	370,802

		370,802

Total corporate bonds and notes (cost $24,225,148)		$23,835,724

COMMON STOCKS (—%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	113,884	$142,355
Tribune Media Co. Class 1C	591,290	5,913

Total common stocks (cost $142,355)		$148,268

SHORT-TERM INVESTMENTS (5.5%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.83%(AFF)	Shares	24,798,930	$24,798,930
U.S. Treasury Bills 0.795%, 7/12/22(SEGCCS)		$400,000	399,639
U.S. Treasury Bills 0.421%, 6/14/22(SEGCCS)		500,000	499,902

Total short-term investments (cost $25,698,498)			$25,698,471
TOTAL INVESTMENTS

Total investments (cost $487,368,081)			$464,797,427

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 5/31/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 38 Index	B+/P	$(91,239)	$9,000,000	$146,250	6/20/27	500 bp — Quarterly	$61,303

	Total		$(91,239)					$61,303
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	Key to holding's abbreviations
bp	Basis Points
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2022 through May 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $466,554,736.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$52,367,133	$33,891,376	$61,459,579	$39,236	$24,798,930

	Total Short-term investments	$52,367,133	$33,891,376	$61,459,579	$39,236	$24,798,930
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $851,504.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $1,211,196, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	ARC Falcon I, Inc.	$191,083
	athenahealth, Inc.	289,855
	Pediatric Associates Holding Co., LLC	171,053
	Pro Mach Group, Inc.	142,458
	Sovos Compliance, LLC	416,747

	Totals	$1,211,196
	At the close of the reporting period, the fund maintained liquid assets totaling $9,000,000 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names and to hedge market risk.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$5,913	$—
Utilities and power	—	142,355	—

Total common stocks	—	148,268	—
Corporate bonds and notes	—	23,835,724	—
Senior loans	—	415,114,964	—
Short-term investments	—	25,698,471	—

Totals by level	$—	$464,797,427	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$152,542	$—

Totals by level	$—	$152,542	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared credit default contracts (notional)	$11,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com